Cover	Jan. 07, 2025
Cover [Abstract]
Entity Registrant Name	OCEAN THERMAL ENERGY CORPORATION
Entity Central Index Key	0000827099
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 07, 2025
Entity File Number	033-19411-C
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5081381
Entity Address Address Line 1	3675 Market Street
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19104
City Area Code	717
Local Phone Number	299-1344
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false